Land-Use Rights, Net - Schedule of Land-Use Rights, Net (Details) - Land-Use Rights [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Land-Use Rights, Net [Line Items]
Land-use rights	$ 857,989	$ 821,997
Less: accumulated amortization	(254,408)	(216,654)
Land-use rights, net	$ 603,581	$ 605,343